Regulatory charges (Tables)	12 Months Ended
Dec. 31, 2023
Regulatory Charges
Schedule of Information about Amounts Recognised in relation to Regulatory Deferral Account Balances

	2023	2022
Liabilities
Global Reversion Reserve (RGR)	28	28
Energy Development Account (CDE)	133	127
Grantor inspection fee – ANEEL	3	3
Energy Efficiency Program	187	221
Research and development (R&D)	150	126
Energy System Expansion Research	5	4
National Scientific and Technological Development Fund	9	8
Proinfa – Alternative Energy Program	9	10
Royalties for use of water resources	11	10
Emergency capacity charge	26	26
CDE on R&D (1)	3	3
CDE on EEP	8	4
Others	5	5

	577	575

Current liabilities	487	510
Non-current liabilities	90	65

(1)
The Energy Efficiency Program (PEE) aims to promote the efficient use of electricity in all sectors of the economy. To this end, concessionaires and permit holders of public electricity distribution services are obliged to invest an annual amount of their net revenue in research and development in the electricity sector.

Schedule of Research Development and Innovation

The movement of balances is as follows:

	Consolidated
	2022	Additions	Expenses	Investments	Monetary updating	2023
FNDCT	8	63	(62)	-	-	9
MME	4	32	(31)	-	-	5
R&D (1)	126	40	-	(32)	16	150

Total	138	135	(93)	(32)	16	164

	Consolidated
	2021	Additions	Expenses	Investments	Monetary updating	2022
FNDCT	9	49	(50)	-	-	8
MME	4	25	(25)	-	-	4
R&D (1)	112	34	-	(32)	12	126

Total	125	108	(75)	(32)	12	138

(1)
The changes in R&D are presented net of services in progress, which amounted to R$6 on December 31, 2023 and R$2 on December 31, 2022.